Funding debts - Outstanding funding debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Short-term:
Short-term funding debts	$ 98,896	¥ 679,957	¥ 1,220,884
Long-term:
Long-term funding debts	$ 3,127	21,498	469,733
Loan payables to individual investors via Jimu Box and other financial partners
Short-term:
Short-term funding debts		268,167	1,016,113
Loan payables to individual investors via financial partners
Long-term:
Long-term funding debts		21,498	31,769
Loan payables to investors of consolidated trusts
Short-term:
Short-term funding debts		290,103	204,771
Long-term:
Long-term funding debts			194,111
Loan payables to a shareholder
Short-term:
Short-term funding debts		¥ 121,687
Loan payables to investors of asset-backed securitized debts
Long-term:
Long-term funding debts			¥ 243,853